CONTRIBUTED EQUITY, Issued Capital (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021	Dec. 01, 2020	Jul. 19, 2020
Issued capital [abstract]
Issued capital 140,288,491 (2021: 105,105,787) fully paid ordinary shares	$ 29,782,268	$ 10,255,369	$ 6,433,752
Contributed Equity [Member]
Issued capital [abstract]
Issued capital 140,288,491 (2021: 105,105,787) fully paid ordinary shares	$ 29,782,268	$ 10,255,369		$ 0
Number of shares issued and fully paid ordinary shares (in shares)	140,288,491	105,105,787